Financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
June 30, 2019	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	3.6	30.7	—	34.3
Trade receivables	112.5	6.6	—	—	—	119.1
Cash and cash equivalents	635.3	84.5	—	—	—	719.8
Liabilities
Derivative financial instruments	—	—	—	(43.8)	—	(43.8)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(475.1)	(475.1)
Loans and borrowings	—	—	—	—	(1,872.1)	(1,872.1)
Total	747.8	91.1	3.6	(13.1)	(2,347.2)	(1,517.8)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €107.8 million.

Following the adoption of IFRS 16 Leases on January 1, 2019, loans and borrowings now includes €112.2 million relating to lease liabilities.

The Company entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement, and accordingly €33.3 million (December 31, 2018: €51.0 million) of trade receivables has been derecognized at the period end.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2018	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.6	44.5	—	49.1
Trade receivables	98.3	—	—	—	—	98.3
Cash and cash equivalents	297.0	30.6	—	—	—	327.6
Liabilities
Derivative financial instruments	—	—	(0.3)	(36.6)	—	(36.9)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(534.9)	(534.9)
Loans and borrowings	—	—	—	—	(1,775.2)	(1,775.2)
Total	395.3	30.6	4.3	7.9	(2,310.1)	(1,872.0)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
June 30, 2019	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	3.6	30.7	—	34.3
Trade receivables	112.5	6.6	—	—	—	119.1
Cash and cash equivalents	635.3	84.5	—	—	—	719.8
Liabilities
Derivative financial instruments	—	—	—	(43.8)	—	(43.8)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(475.1)	(475.1)
Loans and borrowings	—	—	—	—	(1,872.1)	(1,872.1)
Total	747.8	91.1	3.6	(13.1)	(2,347.2)	(1,517.8)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €107.8 million.

Following the adoption of IFRS 16 Leases on January 1, 2019, loans and borrowings now includes €112.2 million relating to lease liabilities.

The Company entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement, and accordingly €33.3 million (December 31, 2018: €51.0 million) of trade receivables has been derecognized at the period end.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2018	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.6	44.5	—	49.1
Trade receivables	98.3	—	—	—	—	98.3
Cash and cash equivalents	297.0	30.6	—	—	—	327.6
Liabilities
Derivative financial instruments	—	—	(0.3)	(36.6)	—	(36.9)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(534.9)	(534.9)
Loans and borrowings	—	—	—	—	(1,775.2)	(1,775.2)
Total	395.3	30.6	4.3	7.9	(2,310.1)	(1,872.0)

	Fair value		Carrying value
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
	€m	€m	€m	€m
Senior EUR/USD loans	1,370.0	1,347.2	1,357.0	1,372.2
Other external debt	2.9	3.0	2.9	3.0
2024 fixed rate senior secured notes	414.8	395.2	400.0	400.0
Less deferred borrowing costs	—	—	(9.9)	(10.9)
	1,787.7	1,745.4	1,750.0	1,764.3